Schedule of reconciliation of tax expenses applicable to loss before tax (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Major components of tax expense (income) [abstract]
(Loss)/profit before tax	$ (5,225,296)	$ (4,888,507)	$ (121)	$ (5,507,764)	$ (6,749)	$ (2,094,169)	$ 1,641,103
Income tax using the statutory tax rate of 17% (2023: 17%; 2022: 17%)				(936,320)		(356,009)	278,988
Income not subject to tax				(15,361)		(327,990)	(427,294)
Non-deductible expenses				670,616		86,982	51,642
Difference in tax rate in different countries				57		96	780
Deferred tax assets not recognized				281,008		596,921	101,086
Income tax expense							$ 5,202